UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	Alyssa Albertelli
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	One Metro Center, 700 12th Street, N.W., Suite 900
Milwaukee, Wisconsin 53202	Washington, D.C. 20005

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30

Date of reporting period: 6/30/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - June 30, 2011

(Unaudited)

(dollar values in thousands)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 96.0%

BRAZIL - 19.0%
Anhanguera Educacional Participacoes SA	167,000	$3,555
Banco do Brasil S.A.(1)(2)	107,980	1,937
Banco do Brasil S.A.	351,700	6,310
BM&F BOVESPA SA	1,638,400	10,845
BR Properties SA	745,314	8,357
Companhia Energetica de Minas Gerais-CEMIG, Preferred(3)	456,471	9,263
Companhia Vale do Rio Doce	982,662	31,161
Fibria Celulose S.A.	512,500	6,748
Fleury SA	391,904	5,708
Hypermarcas SA	1,187,300	11,183
Julio Simoes Logistica SA(1)(2)	293,100	2,160
Julio Simoes Logistica SA	469,500	3,460
Magazine Luiza SA(4)	493,600	5,140
Magnesita Refratarios SA(4)	911,900	4,441
PDG Realty SA Empreendimentos e Participacoes	1,628,139	9,170
Petroleo Brasileiro S.A.	2,117,845	35,622
Randon SA Implementos e Participacoes, Preferred(3)	1,191,216	9,465
Tim Participacoes S.A., Preferred(3)	1,357,920	6,569
Totvs SA	401,900	7,417

		178,511

CHILE - 0.6%
Empresa Nacional de Telecomunicaciones S.A.	294,159	5,973

CHINA - 14.1%
Ajisen China Holdings Limited(5)	5,804,913	12,098
Chaoda Modern Agriculture (Holdings) Limited(5)	12,474,536	5,384
China High Precision Automation Group Ltd.(5)	8,898,000	6,977
China Rongsheng Heavy Industries Group Holdings Limited(5)	11,086,000	6,729
China Yurun Food Group Limited(5)	3,499,000	9,916
CNOOC Limited(5)	6,198,000	14,593
Digital China Holdings Limited(5)	2,522,000	4,072
GOME Electrical Appliances Holdings Limited(5)	33,752,587	13,481
Huabao International Holdings Limited(5)	7,410,322	6,756
Huaneng Power International, Inc., H Shares(5)	9,504,700	5,022
Mindray Medical International Limited, Class A (DR)	269,871	7,570
Noah Holdings Ltd. (DR)(4)	441,091	4,958
Sinopharm Group Co, H Shares(5)	1,528,500	5,147
Springland International Holdings Ltd.(5)	8,217,000	6,887
Tingyi (Cayman Islands) Holding Corporation(5)	3,261,925	10,121
Zhuzhou CSR Times Electric Co., Ltd., H Shares(5)	3,629,200	12,240

		131,951

COLOMBIA - 0.7%
Grupo de Inversiones Suramericana	315,122	6,734

EGYPT - 1.0%
Commercial International Bank Egypt SAE(5)	1,032,872	5,184
Egyptian Financial Group-Hermes Holding(5)	1,318,832	4,441

		9,625

HONG KONG - 0.7%
AIA Group Ltd.(4)(5)	1,883,865	6,569

HUNGARY - 1.0%
MOL Hungarian Oil and Gas Nyrt., Class A(4)(5)	86,210	9,884

INDIA - 4.7%
India Cements Limited(5)	2,826,374	4,486
Infosys Limited(5)	193,621	12,590
Mahindra & Mahindra Ltd.(5)	358,048	5,630
Nagarjuna Construction Company Ltd.(5)	2,478,186	4,499
Power Finance Corporation(5)	1,438,812	5,931
Reliance Infrastructure Ltd.(4)(5)	410,149	4,921
Welspun Corporation Ltd.(5)	1,452,028	5,669

		43,726

INDONESIA - 4.4%
Indofood CBP Sukses Makmur TBK PT(5)	7,576,500	4,774
PT Astra International Tbk(5)	1,933,500	14,346
PT Bank Negara Indonesia Tbk(5)	21,623,018	9,794
PT Gudang Garam Tbk(5)	1,151,000	6,697
PT Telekomunikasi Indonesia Tbk(5)	6,975,885	5,991

		41,602

ITALY - 0.7%
Tenaris S.A. (DR)	146,596	6,704

KAZAKSTAN - 0.8%
KazMunaiGas Exploration Production (DR)(5)	367,599	7,316

KOREA - 10.7%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(5)	286,564	12,277
E-Mart Co., Ltd.(4)	22,317	5,111
KB Financial Group, Inc.(5)	172,726	8,216
LG Electronics Inc.(5)	100,230	7,823
LOCK&LOCK CO., LTD.(5)	134,540	5,476
MegaStudy Co., Ltd.(5)	28,685	3,861
Samsung Electronics Co., Ltd.(5)	52,181	40,557
Shinhan Financial Group Co., Ltd.(5)	265,926	12,702
Shinsegae Co., Ltd.(5)	13,700	4,362

		100,385

MEXICO - 6.3%
America Movil SAB de C.V., Series L	14,008,874	18,892
Genomma Lab Internacional SA(4)	3,116,951	7,933
Grupo Financiero Banorte S.A. de C.V., O Shares	1,966,947	8,931
Grupo Televisa S.A., Series CPO	1,772,187	8,723
OHL Mexico SAB de CV(4)	3,805,167	7,654
Urbi, Desarrollos Urbanos, S.A. de C.V.(4)	3,297,650	7,238

		59,371

RUSSIA - 6.2%
Eurasia Drilling Company Ltd. (DR)(5)	158,347	4,690
Eurasia Drilling Company Ltd., 144A (DR)(5)	26,670	790
Globaltrans Investment PLC (DR)(5)	406,601	7,559
LSR Group O.J.S.C. (DR)(5)	1,083,756	8,567
LUKOIL (DR)(5)	260,714	16,583
Magnitogorsk Iron & Steel Works (DR)(5)	880,853	10,024
Mobile TeleSystems (DR)	503,437	9,575

		57,788

SOUTH AFRICA - 7.3%
African Bank Investments Limited(5)	2,023,477	10,311
Harmony Gold Mining Company Limited(5)	688,029	9,123
Impala Platinum Holdings Limited(5)	482,542	13,026
Mondi Limited(5)	832,682	8,134
Mr. Price Group Limited(5)	1,059,947	10,700
MTN Group Limited(5)	790,242	16,838

		68,132

SWEDEN - 0.8%
Alliance Oil Company Ltd. (DR)(4)(5)	443,309	7,689

TAIWAN - 10.9%
Cathay Financial Holding Co., Ltd.(5)	4,096,356	6,361
Chinatrust Financial Holding Company Ltd.(5)	9,502,299	8,296
E Ink Holdings Inc.(4)(5)	6,034,000	11,377
Far Eastern Textile Ltd.(5)	4,904,091	7,656
Hon Hai Precision Industry Co., Ltd.(5)	4,072,656	14,048
HTC Corporation(5)	472,620	16,145
MediaTek Incorporation(5)	810,794	8,839
Taiwan Fertilizer Co., Ltd.(5)	2,397,000	7,396
Taiwan Semiconductor Manufacturing Company Ltd.(5)	8,894,647	22,513

		102,631

THAILAND - 1.2%
Bangkok Bank Public Company Limited (DR)(5)	1,420,000	7,309
Bumrungrad Hospital Public Company Limited (DR)(5)	3,325,900	3,955

		11,264

TURKEY - 3.7%
Bizim Toptan Satis Magazalari AS(5)	284,053	4,551
Cimsa Cimento Sanayi ve Ticaret A.S.(5)	672,700	3,590
Emlak Konut Gayrimenkul Yatirim(5)	3,850,251	6,502
Ford Otomotiv Sanayi A.S.(5)	743,281	6,392
Turk Ekonomi Bankasi A.S.(5)	3,955,803	4,705
Turkiye Sinai Kalkinma Bankasi A.S.(5)	5,473,415	8,771

		34,511

UNITED ARAB EMIRATES - 0.4%
Air Arabia(5)	21,574,217	3,912

UNITED KINGDOM - 0.8%
Antofagasta plc(5)	339,719	7,601

Total common and preferred stocks (Cost $855,194)		901,879

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/30/11, due 7/1/11, maturity value $30,707(6) (Cost $30,707)	$30,707	$30,707

Total investments - 99.3% (Cost $885,901)		932,586

Other assets less liabilities - 0.7%		6,263

Total net assets - 100.0%(7)		$938,849

(1)

The shares of Banco do Brasil S.A. and Julio Simoes Logistica SA were acquired in a private placement and are restricted. The shares of Banco do Brasil S.A. and Julio Simoes Logistica SA are freely tradeable outside the United States, where the Fund expects to trade them.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Banco do Brasil S.A.	7/1/2010	$1,477	$1,937	0.2%
Julio Simoes Logistica SA	4/20/2010	1,339	2,160	0.2%

			$4,097	0.4%

(2)

Security has been determined to be illiquid under procedures established by the board of directors of Artisan Funds. In total, the value of securities determined to be illiquid were $4,097, or 0.4% of total net assets.

(3)	Non-voting shares.
(4)	Non-income producing security.
(5)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $617,373 or 65.8% of total net assets.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	3.625%	2/15/2021	$31,323

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company's legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2011

Unaudited

(dollar values in thousands)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$119,406	12.7%
Consumer Staples	57,737	6.1
Energy	103,871	11.1
Financials	161,731	17.2
Healthcare	30,313	3.2
Industrials	77,611	8.3
Information Technology	144,535	15.4
Materials	123,631	13.2
Telecommunication Services	63,838	6.8
Utilities	19,206	2.0

Total common and preferred stocks	901,879	96.0
Short-term investments	30,707	3.3

Total investments	932,586	99.3
Other assets less liabilities	6,263	0.7

Total net assets	$938,849	100.0%

CURRENCY EXPOSURE - JUNE 30, 2011

(Unaudited)

(dollar values in thousands)

	Value	Percentage of Total Investments
Brazilian real	$178,511	19.2%
British pound	7,601	0.8
Chilean peso	5,973	0.6
Colombian peso	6,734	0.7
Egyptian pound	9,625	1.0
Hong Kong dollar	125,992	13.5
Hungarian forint	9,884	1.1
Indian rupee	43,726	4.7
Indonesian rupiah	41,602	4.5
Korean won	100,385	10.8
Mexican peso	59,371	6.4
South African rand	68,132	7.3
Swedish krona	7,689	0.8
Taiwan dollar	102,631	11.0
Thai baht	11,264	1.2
Turkish lira	34,511	3.7
U.S. dollar	115,043	12.3
United Arab Emirates dirham	3,912	0.4

Total investments	$932,586	100.0%

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments - June 30, 2011

(Unaudited)

(dollar values in thousands)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 97.5%

AUSTRALIA - 2.3%
Asciano Ltd(1)	106,980	$189
Foster’s Group Limited(1)	25,189	139

		328

BELGIUM - 1.9%
Anheuser-Busch InBev NV(1)	4,665	270

BRAZIL - 2.0%
Banco Daycoval SA, Preferred(2)	23,400	147
Fleury SA	9,800	143

		290

CANADA - 1.1%
Canadian National Railway Company	2,027	162

CHINA - 1.7%
Camelot Information Systems, Inc. (DR)(3)	16,205	242

DENMARK - 0.9%
Novo Nordisk A/S, Class B(1)	1,092	137

FRANCE - 10.1%
Air Liquide SA(1)	1,415	203
Christian Dior SA(1)	1,310	206
DANONE S.A.(1)	3,929	293
Ipsos(1)	3,233	151
Pernod Ricard SA(1)	2,148	212
Schneider Electric SA(1)	2,381	398

		1,463

GERMANY - 5.4%
Bayer AG(1)	3,703	298
Linde AG(1)	1,151	202
Siemens AG(1)	2,119	291

		791

HONG KONG - 5.2%
AIA Group Ltd.(1)(3)	93,795	327
Dairy Farm International Holdings Limited(1)	9,800	80
Sands China Ltd.(1)(3)	130,390	354

		761

INDIA - 1.7%
Housing Development Finance Corporation Ltd.(1)	15,657	247

JAPAN - 5.3%
CANON INC.(1)	3,100	148
INPEX CORPORATION(1)	35	258
LAWSON, INC.(1)	3,100	163
TOYOTA MOTOR CORPORATION(1)	4,900	206

		775

KOREA - 1.1%
Samsung Electronics Co., Ltd.(1)	206	160

NETHERLANDS - 2.8%
Akzo Nobel N.V.(1)	4,123	260
Unilever NV (DR)(1)	4,425	145

		405

PERU - 1.2%
Credicorp Ltd.	2,038	175

PHILIPPINES - 1.5%
Alliance Global Group, Inc.(1)	862,400	219

RUSSIA - 1.3%
Gazprom (DR)(1)	12,932	189

SPAIN - 1.7%
Amadeus IT Holding SA(1)(3)	11,984	249

SWEDEN - 1.2%
Assa Abloy AB, Class B(1)	6,711	180

SWITZERLAND - 8.5%
Givaudan SA(1)(3)	138	146
Julius Baer Group Ltd.(1)(3)	4,061	168
Nestle SA(1)	7,670	477
Swatch Group AG - Bearer Shares(1)	495	250
UBS AG(1)(3)	11,105	202

		1,243

UNITED KINGDOM - 9.5%
Experian PLC(1)	11,107	141
GlaxoSmithKline PLC(1)	8,546	183
HSBC Holdings plc(1)	24,160	240
Standard Chartered plc(1)	5,459	143
Vodafone Group Plc(1)	105,443	280
WPP plc(1)	31,305	392

		1,379

UNITED STATES - 31.1%
Abercrombie & Fitch Co.	2,746	184
Accenture plc, Class A	3,427	207
Allergan, Inc.	1,969	164
American Express Company	3,843	199
Apple Inc.(3)	365	123
The Bank of New York Mellon Corporation	10,797	277
CME Group Inc., Class A	597	174
The Coca-Cola Company	3,189	215
Colgate-Palmolive Company	1,760	154
The Dun & Bradstreet Corporation	2,787	211
EMC Corporation(3)	13,664	376
Franklin Resources, Inc.	1,135	149
Google Inc., Class A(3)	639	324
Halliburton Company	4,579	234
McDonald’s Corporation	3,341	282
MGM Resorts International(3)	13,238	175
Movado Group, Inc.	11,601	198
Oracle Corporation	7,506	247
Thermo Fisher Scientific Inc.(3)	2,294	148
United Technologies Corporation	1,644	145
The Walt Disney Company	3,700	144
YUM! Brands, Inc.	3,708	205

		4,535

Total common and preferred stocks (Cost $12,765)		14,200

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/30/11, due 7/1/11, maturity value $390(4) (Cost $390)	$390	$390

Total investments - 100.2% (Cost $13,155)		14,590

Other assets less liabilities - (0.2%)		(25)

Total net assets - 100.0%(5)		$14,565

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $8,796 or 60.4% of total net assets.
(2)	Non-voting shares.
(3)	Non-income producing security.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$401

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

FOREIGN CURRENCY FORWARD CONTRACTS - JUNE 30, 2011

(Unaudited)

(dollar values in thousands)

Description	Counterparty	Transaction Type	Settlement Date	Cost on Origination Date	Value	Unrealized Depreciation
Japanese Yen	State Street Bank and Trust Company	Sell	8/18/2011	$210	$212	$(2)

Unrealized Depreciation on foreign currency forward contracts is included in Other assets less liabilities on the Schedule of Investments.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2011

(Unaudited)

(dollar values in thousands)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$2,747	18.9%
Consumer Staples	2,148	14.7
Energy	681	4.7
Financials	2,448	16.8
Healthcare	1,073	7.4
Industrials	1,936	13.3
Information Technology	2,076	14.2
Materials	811	5.6
Telecommunication Services	280	1.9

Total common and preferred stocks	14,200	97.5
Short-term investments	390	2.7

Total investments	14,590	100.2
Other assets less liabilities	(25)	(0.2)

Total net assets	$14,565	100.0%

CURRENCY EXPOSURE - JUNE 30, 2011

(Unaudited)

(dollar values in thousands)

	Value	Percentage of Total Investments
Australian dollar	$328	2.2%
Brazilian real	290	2.0
British pound	1,379	9.5
Canadian dollar	162	1.1
Danish krone	137	0.9
Euro	3,178	21.8
Hong Kong dollar	681	4.7
Indian rupee	247	1.7
Japanese yen	775	5.3
Korean won	160	1.1
Philippine peso	219	1.5
Swedish krona	180	1.2
Swiss franc	1,243	8.5
U.S. dollar	5,611	38.5

Total investments	$14,590	100.0%

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - June 30, 2011

(Unaudited)

(dollar values in thousands)

	Shares Held	Value
COMMON STOCKS - 93.7%

BELGIUM - 1.7%
Groupe Bruxelles Lambert S.A.(1)	12,978	$1,154

FRANCE - 4.8%
Publicis Groupe(1)	33,472	1,868
Total SA(1)	24,196	1,399

		3,267

GERMANY - 1.2%
HeidelbergCement AG(1)	13,144	838

HONG KONG - 1.1%
Guoco Group Limited(1)	61,595	756

IRELAND - 1.1%
Ryanair Holdings PLC, Equity-Linked Security, 144A(1)(2)(3)(4)	150,495	775

JAPAN - 6.1%
Credit Saison Co., Ltd.(1)	56,900	958
Daiwa Securities Group Inc.(1)	132,596	584
Kao Corporation(1)	49,000	1,288
Mitsubishi UFJ Financial Group, Inc.(1)	122,028	594
SANKYO CO., LTD.(1)	11,748	607
Stanley Electric Co., Ltd.(1)	7,100	124

		4,155

NETHERLANDS - 5.2%
ING Groep N.V.(1)(5)	130,496	1,610
Koninklijke Ahold NV(1)	74,987	1,008
Koninklijke Philips Electronics N.V.(1)	37,003	950

		3,568

SWITZERLAND - 8.2%
Adecco SA(1)(5)	19,532	1,252
Novartis AG(1)	30,433	1,864
Panalpina Welttransport Holding AG(1)(5)	11,079	1,521
Pargesa Holding SA - Bearer Shares(1)	10,203	945

		5,582

UNITED KINGDOM - 13.9%
BAE Systems plc(1)	135,972	695
Compass Group PLC(1)	288,515	2,783
Diageo plc(1)	98,612	2,015
Experian PLC(1)	68,593	874
Lloyds Banking Group plc(1)(5)	1,395,527	1,097
Unilever PLC (DR)	64,174	2,079

		9,543

UNITED STATES - 50.4%
3M Company	15,927	1,511
Accenture plc, Class A	17,451	1,054
American Express Company	34,988	1,809
Arch Capital Group Ltd.(5)(6)	70,683	2,256
The Bank of New York Mellon Corporation	75,816	1,942
Becton, Dickinson and Company	9,175	791
The Chubb Corporation	32,549	2,038
Cisco Systems, Inc.	42,985	671
CVS Caremark Corporation	19,806	744
Fidelity National Financial, Inc.	30,783	485
Google Inc., Class A(5)	3,589	1,817
Johnson & Johnson	33,276	2,213
Lockheed Martin Corporation	13,599	1,101
Marsh & McLennan Companies, Inc.	75,877	2,367
MasterCard Incorporated, Class A	10,849	3,269
Microsoft Corporation	21,574	561
Mohawk Industries, Inc.(5)	23,619	1,417
Signet Jewelers Ltd.(5)	57,806	2,706
Target Corporation	27,057	1,269
TE Connectivity Ltd.	68,691	2,525
Wal-Mart Stores, Inc.	36,388	1,934

		34,480

Total common stocks (Cost $53,118)		64,118

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/30/11, due 7/1/11, maturity value $3,862(7) (Cost $3,862)	$3,862	$3,862

Total investments - 99.3% (Cost $56,980)		67,980

Other assets less liabilities - 0.7%		492

Total net assets - 100.0%(8)		$68,472

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $27,559 or 40.2% of total net assets.
(2)	Non-voting shares.
(3)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note (G) in Notes to Form N-Q, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(4)

Security is restricted. Ryanair Holdings PLC was acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended. The shares of Ryanair Holdings PLC may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings PLC	8/26/09 - 6/3/11	$699	$775	1.1%

(5)	Non-income producing security.
(6)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Financial Statements.
(7)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$3,941

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

FOREIGN CURRENCY FORWARD CONTRACTS - JUNE 30, 2011

(Unaudited)

(dollar values in thousands)

Description	Counterparty	Transaction Type	Settlement Date	Cost on Origination Date	Value	Unrealized (Depreciation) Appreciation
Japanese Yen	State Street Bank and Trust Company	Sell	8/18/2011	$875	$886	$(11)
Japanese Yen	State Street Bank and Trust Company	Sell	8/18/2011	819	829	(10)
Japanese Yen	State Street Bank and Trust Company	Sell	8/18/2011	1,137	1,127	10

				$2,831	$2,842	$(11)

Unrealized (Depreciation) Appreciation on foreign currency forward contracts is included in Other assets less liabilities on the Schedule of Investments.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2011

(Unaudited)

(dollar values in thousands)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$10,774	15.7%
Consumer Staples	9,068	13.3
Energy	1,399	2.0
Financials	18,595	27.2
Healthcare	4,868	7.1
Industrials	8,679	12.7
Information Technology	9,897	14.5
Materials	838	1.2

Total common stocks	64,118	93.7
Short-term investments	3,862	5.6

Total investments	67,980	99.3
Other assets less liabilities	492	0.7

Total net assets	$68,472	100.0%

CURRENCY EXPOSURE - JUNE 30, 2011

(Unaudited)

(dollar values in thousands)

	Value	Percentage of Total Investments
British pound	$7,464	11.0%
Euro	9,602	14.1
Hong Kong dollar	756	1.1
Japanese yen	4,155	6.1
Swiss franc	5,582	8.2
U.S. dollar	40,421	59.5

Total investments	$67,980	100.0%

ARTISAN GROWTH OPPORTUNITIES FUND (FORMERLY ARTISAN OPPORTUNISTIC GROWTH FUND)

Schedule of Investments - June 30, 2011

(Unaudited)

(dollar values in thousands)

	Shares Held	Value
COMMON STOCKS - 95.0%

BRAZIL - 5.3%
Anhanguera Educacional Participacoes SA	66,100	$1,407
Mills Estruturas e Servicos de Engenharia SA	236,150	3,405
OdontoPrev SA	175,550	2,925
Totvs SA	96,550	1,782

		9,519

CHINA - 4.3%
Baidu, Inc., Class A (DR)(1)	23,800	3,335
Ctrip.com International, Ltd. (DR)(1)	58,802	2,533
Shandong Weigao Group Medical Polymer Company Limited, H Shares(2)	1,198,100	1,741

		7,609

HONG KONG - 2.1%
Wynn Macau Limited(2)	1,136,700	3,752

INDIA - 3.6%
HDFC Bank Limited (DR)	20,400	3,598
Jubilant Foodworks Limited(1)(2)	130,025	2,762

		6,360

JAPAN - 1.1%
FANUC CORP.(2)	11,600	1,934

SWEDEN - 4.7%
Hexagon AB, Class B(2)	217,845	5,365
Telefonaktiebolaget LM Ericsson (DR), Class B	209,400	3,011

		8,376

SWITZERLAND - 5.2%
ABB Limited (DR)(1)	214,300	5,561
Compagnie Financiere Richemont SA - Bearer Shares(2)	56,950	3,729

		9,290

UNITED KINGDOM - 5.6%
ARM Holdings PLC(2)	276,450	2,615
Rotork plc(2)	112,200	3,036
The Weir Group PLC(2)	129,100	4,408

		10,059

UNITED STATES - 63.1%
Agilent Technologies, Inc.(1)	161,250	8,242
Allergan, Inc.	74,225	6,179
Apple Inc.(1)	20,175	6,772
Baker Hughes Incorporated	62,800	4,557
Cerner Corporation(1)	78,158	4,776
Citrix Systems, Inc.(1)	70,950	5,676
Comerica Incorporated	62,000	2,143
Discover Financial Services	160,500	4,293
Edwards Lifesciences Corporation(1)	43,500	3,792
EMC Corporation(1)	326,400	8,992
Google Inc., Class A(1)	9,395	4,758
IHS Inc.(1)	52,900	4,413
Juniper Networks, Inc.(1)	152,300	4,798
Monsanto Company	87,100	6,318
National Oilwell Varco, Inc.	51,050	3,993
Occidental Petroleum Corporation	33,850	3,522
Oracle Corporation	218,300	7,184
Polo Ralph Lauren Corporation, Class A	27,550	3,654
Precision Castparts Corp.	45,375	7,471
Regeneron Pharmaceuticals, Inc.(1)	58,300	3,306
Starbucks Corporation	155,002	6,121
Trimble Navigation Limited(1)	42,790	1,696

		112,656

Total common stocks (Cost $137,873)		169,555

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/30/11, due 7/1/11, maturity value $10,280(3) (Cost $10,280)	$10,280	$10,280

Total investments - 100.8% (Cost $148,153)		179,835

Other assets less liabilities - (0.8%)		(1,404)

Total net assets - 100.0%(4)		$178,431

(1)	Non-income producing security.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $29,342 or 16.4% of total net assets.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	3.625%	2/15/2021	$10,490

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company's legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

FOREIGN CURRENCY FORWARD CONTRACTS - JUNE 30, 2011

(Unaudited)

(dollar values in thousands)

Description	Counterparty	Transaction Type	Settlement Date	Cost on Origination Date	Value	Unrealized (Depreciation) Appreciation
Japanese Yen	State Street Bank and Trust Company	Sell	8/18/2011	$826	$836	$(10)
Japanese Yen	State Street Bank and Trust Company	Sell	8/18/2011	50	50	—

				$876	$886	$(10)

Unrealized (Depreciation) Appreciation on foreign currency forward contracts is included in Other assets less liabilities on the Schedule of Investments.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2011

(Unaudited)

(dollar values in thousands)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$23,958	13.4%
Energy	12,072	6.8
Financials	10,034	5.6
Healthcare	30,961	17.4
Industrials	35,593	19.9
Information Technology	50,619	28.4
Materials	6,318	3.5

Total common stocks	169,555	95.0
Short-term investments	10,280	5.8

Total investments	179,835	100.8
Other assets less liabilities	(1,404)	(0.8)

Total net assets	$178,431	100.0%

CURRENCY EXPOSURE - JUNE 30, 2011

(Unaudited)

(dollar values in thousands)

	Value	Percentage of Total Investments
Brazilian real	$9,519	5.3%
British pound	10,059	5.6
Hong Kong dollar	5,493	3.0
Indian rupee	2,762	1.5
Japanese yen	1,934	1.1
Swedish krona	5,365	3.0
Swiss franc	3,729	2.1
U.S. dollar	140,974	78.4

Total investments	$179,835	100.0%

ARTISAN INTERNATIONAL FUND

Schedule of Investments - June 30, 2011

(Unaudited)

(dollar values in thousands)

	Shares Held	Value
COMMON STOCKS - 95.9%

AUSTRALIA - 3.1%
Asciano Ltd(1)	67,171,212	$118,898
Coca-Cola Amatil Limited(1)	1,435,210	17,610
Foster‘s Group Limited(1)	25,880,634	143,273
Treasury Wine Estates(2)	8,626,878	31,459

		311,240

BELGIUM - 3.4%
Anheuser-Busch InBev NV(1)	5,824,552	337,737

BRAZIL - 1.0%
Petroleo Brasileiro S.A. (DR)	2,882,678	97,608

CANADA - 3.3%
Canadian National Railway Company	698,627	55,820
Canadian Pacific Railway Limited	4,301,913	268,095

		323,915

CHINA - 6.1%
Baidu, Inc., Class A (DR)(2)	1,788,209	250,582
Beijing Enterprises Holdings Ltd.(1)	7,901,853	41,337
China Construction Bank, H Shares(1)	108,463,600	90,417
China Resources Land Limited(1)	23,572,700	42,561
Ctrip.com International, Ltd. (DR)(2)	1,292,147	55,666
Huabao International Holdings Limited(1)	76,828,359	70,048
MGM China Holdings Ltd.(2)	6,739,600	12,437
Sinopharm Group Co, H Shares(1)	11,063,500	37,257

		600,305

FRANCE - 10.4%
BNP Paribas(1)	1,659,149	127,963
DANONE S.A.(1)	785,000	58,572
LVMH Moet Hennessy Louis Vuitton SA(1)	240,355	43,259
Pernod Ricard SA(1)	2,381,111	234,712
PPR S.A.(1)	59,870	10,662
Publicis Groupe(1)	1,370,506	76,506
Schneider Electric SA(1)	755,320	126,193
Unibail-Rodamco(1)	883,120	204,085
Vinci SA(1)	2,267,690	145,263

		1,027,215

GERMANY - 14.3%
BASF AG(1)	1,309,184	128,117
Bayer AG(1)	3,651,736	293,585
Beiersdorf AG(1)	1,563,562	101,463
Brenntag AG(1)	765,008	88,924
Daimler AG(1)	3,079,680	231,779
Linde AG(1)	1,902,729	333,599
Siemens AG(1)	1,783,520	244,886

		1,422,353

HONG KONG - 18.2%
AIA Group Ltd.(1)(2)	66,667,900	232,460
The Bank of East Asia, Ltd.(1)	5,185,900	21,375
BOC Hong Kong (Holdings) Limited(1)	23,788,412	69,074
Cheung Kong (Holdings) Limited(1)	9,034,000	132,856
Galaxy Entertainment Group Limited(1)	19,062,324	41,119
Hang Seng Bank Limited(1)	4,846,577	77,512
Henderson Land Development Company Limited(1)	14,353,700	93,148
Hong Kong Exchanges & Clearing Limited(1)	4,879,500	102,789
Hongkong Land Holdings Limited(1)	6,904,926	49,218
NWS Holdings Limited(1)	35,561,846	47,651
Sands China Ltd.(1)(2)	166,413,125	451,263
Sino Land Company Limited(1)	65,525,800	106,284
Sun Hung Kai Properties Limited(1)	9,140,100	133,038
Wynn Macau Limited(1)	73,614,078	243,010

		1,800,797

INDIA - 1.1%
Coal India Limited(1)	1,366,357	12,039
Housing Development Finance Corporation Ltd.(1)	6,154,140	97,064

		109,103

ITALY - 1.7%
Fiat Industrial SpA(1)(2)	8,135,097	105,169
Intesa Sanpaolo(1)	24,221,064	64,413

		169,582

JAPAN - 9.4%
BRIDGESTONE CORPORATION(1)	4,034,700	92,857
CANON INC.(1)	2,208,400	105,312
HONDA MOTOR CO., LTD.(1)	5,993,800	231,023
JAPAN TOBACCO INC.(1)	35,751	137,971
Mitsubishi Corporation(1)	2,225,200	55,752
MITSUI & CO., LTD.(1)	7,400,500	127,978
SOFTBANK Corp(1)	4,904,300	185,749

		936,642

KOREA - 0.7%
NHN Corp.(1)(2)	374,189	66,379

NETHERLANDS - 2.9%
Akzo Nobel N.V.(1)	2,573,207	162,325
Unilever NV (DR)(1)	3,914,318	128,233

		290,558

RUSSIA - 1.1%
Gazprom (DR)(1)	7,104,136	104,051

SINGAPORE - 0.9%
City Developments Limited(1)	2,881,730	24,499
Genting Singapore PLC(1)(2)	39,674,571	62,606

		87,105

SPAIN - 0.9%
Industria de Diseno Textil, S.A.(1)	974,433	88,982

SWEDEN - 0.8%
Sandvik AB(1)	4,423,257	77,558

SWITZERLAND - 8.3%
Adecco SA(1)(2)	2,877,021	184,456
Compagnie Financiere Richemont SA - Bearer Shares(1)	464,855	30,440
Givaudan SA(1)(2)	34,213	36,197
Nestle SA(1)	5,573,782	346,406
Swatch Group AG - Bearer Shares(1)	454,033	229,076

		826,575

UNITED KINGDOM - 7.5%
BG Group plc(1)	1,983,921	45,026
Imperial Tobacco Group plc(1)	3,690,153	122,691
Johnson Matthey PLC(1)	789,709	24,920
Kingfisher PLC(1)	21,484,557	92,140
Prudential plc(1)	817,480	9,447
SABMiller plc(1)	2,704,674	98,608
Standard Chartered plc(1)	1,963,427	51,594
Tate & Lyle PLC(1)	3,515,123	34,754
WPP plc(1)	21,418,069	268,142

		747,322

UNITED STATES - 0.8%
Accenture plc, Class A	1,313,031	79,333

Total common stocks (Cost $7,707,623)		9,504,360

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/30/2011, due 7/1/2011, maturity value $557,597(3) (Cost $557,597)	$557,597	$557,597

Total investments - 101.5% (Cost $8,265,220)		10,061,957

Other assets less liabilities - (1.5%)		(145,200)

Total net assets - 100.0%(4)		$9,916,757

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $8,653,360 or 87.3% of total net assets.
(2)	Non-income producing security.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.375%	7/31/2017	$203,117
U.S. Treasury Note	2.625%	8/15/2020	137,375
U.S. Treasury Note	3.625%	2/15/2021	228,259

			$568,751

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company‘s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2011

(Unaudited)

(dollar values in thousands)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$2,260,967	22.8%
Consumer Staples	1,793,489	18.1
Energy	258,724	2.6
Financials	1,729,797	17.5
Healthcare	330,842	3.3
Industrials	1,687,980	17.0
Information Technology	501,606	5.1
Materials	755,206	7.6
Telecommunication Services	185,749	1.9

Total common stocks	9,504,360	95.9
Short-term investments	557,597	5.6

Total investments	10,061,957	101.5
Other assets less liabilities	(145,200)	(1.5)

Total net assets	$9,916,757	100.0%

CURRENCY EXPOSURE - JUNE 30, 2011

(Unaudited)

(dollar values in thousands)

	Value	Percentage of Total Investments
Australian dollar	$311,240	3.1%
British pound	747,322	7.4
Euro	3,336,427	33.1
Hong Kong dollar	2,045,636	20.3
Indian rupee	109,103	1.1
Japanese yen	936,642	9.3
Korean won	66,379	0.7
Singapore dollar	87,105	0.9
Swedish krona	77,558	0.8
Swiss franc	826,575	8.2
U.S. dollar	1,517,970	15.1

Total investments	$10,061,957	100.0%

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - June 30, 2011

(Unaudited)

(dollar values in thousands)

	Shares Held	Value
COMMON STOCKS - 92.3%

AUSTRALIA - 2.1%
Domino’s Pizza Enterprises Limited(1)	2,332,627	$15,135

AUSTRIA - 1.8%
Flughafen Wien AG(1)	255,756	13,008

BRAZIL - 0.7%
Arcos Dorados Holdings Inc., Class A	50,936	1,074
M Dias Branco SA	145,500	3,869

		4,943

CHINA - 15.9%
AMVIG Holdings Ltd(1)	9,352,000	7,251
Beijing Enterprises Water Group Limited(1)(2)	63,106,000	17,498
China Everbright International Limited(1)	19,143,700	7,461
China Gas Holdings Ltd.(1)	20,470,000	8,133
China Lodging Group Ltd. (DR)(2)	359,774	6,404
Hengan International Group Company Limited(1)	1,334,050	12,037
Hengdeli Holdings Limited(1)	13,936,000	7,429
Intime Department Store Group Company Limited(1)	13,020,800	22,112
Longtop Financial Technologies Limited (DR)(1)(2)(3)	503,502	1,908
Maoye International Holdings Ltd.(1)	13,819,130	6,921
New World Department Store China(1)	10,228,000	8,078
Parkson Retail Group Ltd.(1)	2,498,500	3,668
Yingde Gases(1)	9,405,000	8,687

		117,587

FRANCE - 7.5%
Boiron SA(1)	34,434	1,539
Eurofins Scientific(1)	133,063	12,252
Gemalto NV(1)	127,290	6,086
Havas SA(1)	1,245,486	6,649
Ipsos(1)	345,048	16,160
Rubis(1)	102,737	13,028

		55,714

GERMANY - 17.8%
Gerresheimer AG(1)	311,533	14,870
GfK SE(1)	508,750	26,853
Sixt AG(1)	239,791	13,395
Wacker Neuson SE(1)	1,486,588	25,610
Wirecard AG(1)	2,845,583	50,859

		131,587

HONG KONG - 8.8%
Chow Sang Sang Holdings International Limited(1)	2,703,800	9,175
Galaxy Entertainment Group Limited(1)(2)	1,403,000	3,026
Shangri-La Asia Limited(1)	4,566,000	11,269
SJM Holdings Limited(1)	15,008,000	35,868
Sun Hung Kai & Co. Limited(1)	7,928,912	5,841

		65,179

IRELAND - 2.7%
Smurfit Kappa Group PLC(1)(2)	1,656,757	19,751

ITALY - 6.5%
Davide Campari - Milano S.p.A.(1)	3,817,898	31,380
Marr SpA(1)	1,291,755	16,642

		48,022

JAPAN - 1.1%
NTN CORPORATION(1)	1,451,000	8,257

NETHERLANDS - 3.7%
Imtech NV(1)	779,716	27,574

PHILIPPINES - 3.0%
Alliance Global Group, Inc.(1)	87,369,000	22,154

RUSSIA - 2.6%
Globaltrans Investment PLC (DR)(1)	609,419	11,330
Pharmstandard(1)(2)	56,781	4,292
TransContainer OAO (DR)(1)	321,238	3,854

		19,476

SINGAPORE - 4.7%
City Developments Limited(1)	711,972	6,053
Mandarin Oriental International Limited(1)	3,557,000	7,444
Petra Foods Limited(1)	1,351,000	2,179
SIA Engineering Company(1)	4,279,700	15,165
Super Group Ltd.(1)	3,106,000	3,622

		34,463

SWITZERLAND - 3.6%
Bank Sarasin & Cie AG, B Shares(1)	314,229	12,444
Schindler Holding AG, Participation Certificates(1)(4)	119,282	14,500

		26,944

TURKEY - 2.7%
Bizim Toptan Satis Magazalari AS(1)	545,127	8,735
Coca-Cola Icecek AS (1)	779,793	11,504

		20,239

UNITED KINGDOM - 7.1%
Aegis Group plc(1)	7,540,226	19,353
Babcock International Group plc(1)	2,190,060	25,024
Informa PLC(1)	1,187,894	8,238

		52,615

Total common stocks (Cost $500,244)		682,648

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/30/11, due 7/1/11, maturity value $52,524(5) (Cost $52,524)	$52,524	$52,524

Total investments - 99.4% (Cost $552,768)		735,172

Other assets less liabilities - 0.6%		4,331

Total net assets - 100.0%(6)		$739,503

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $671,301 or 90.8% of total net assets.
(2)	Non-income producing security.
(3)

Security has been determined to be illiquid under procedures established by the board of directors of Artisan Funds. In total, the value of securities determined to be illiquid were $1,908 or 0.3% of total net assets.

(4)	Non-voting shares.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$53,579

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company's legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2011

Unaudited

(dollar values in thousands)

	Value	Percentage of Total Assets
Consumer Discretionary	$214,856	29.0%
Consumer Staples	89,968	12.2
Financials	24,338	3.3
Healthcare	32,953	4.5
Industrials	187,332	25.3
Information Technology	58,853	8.0
Materials	35,689	4.8
Utilities	38,659	5.2

Total common stocks	682,648	92.3
Short-term investments	52,524	7.1

Total investments	735,172	99.4
Other assets less liabilities	4,331	0.6

Total net assets	$739,503	100.0%

CURRENCY EXPOSURE - JUNE 30, 2011

(Unaudited)

(dollar values in thousands)

	Value	Percentage of Total Investments
Australian dollar	$15,135	2.1%
Brazilian real	3,869	0.5
British pound	52,615	7.2
Euro	295,656	40.2
Hong Kong dollar	174,454	23.7
Japanese yen	8,257	1.1
Philippine peso	22,154	3.0
Singapore dollar	27,019	3.7
Swiss franc	26,944	3.7
Turkish lira	20,239	2.7
U.S. dollar	88,830	12.1

Total investments	$735,172	100.0%

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - June 30, 2011

(Unaudited)

(dollar values in thousands)

	Shares Held	Value
COMMON STOCKS - 92.2%

BELGIUM - 1.8%
Groupe Bruxelles Lambert S.A.(1)	1,051,284	$93,452

DENMARK - 1.2%
Carlsberg A/S, Class B(1)	563,597	61,327

FRANCE - 10.7%
Gemalto NV(1)	906,818	43,357
Publicis Groupe(1)	2,996,316	167,264
Societe Television Francaise 1(1)	2,877,733	52,390
Sodexo(1)	1,927,169	150,997
Total SA(1)	2,428,277	140,442

		554,450

GERMANY - 2.5%
HeidelbergCement AG(1)	2,010,356	128,155

HONG KONG - 1.9%
Guoco Group Limited(1)	8,088,822	99,276

IRELAND - 3.0%
ICON PLC (DR)(2)	2,164,039	50,985
Ryanair Holdings PLC, Equity-Linked Security, 144A(1)(3)(4)(5)	20,619,795	106,241

		157,226

JAPAN - 11.5%
Aderans Co., Ltd.(1)(6)	2,410,400	24,476
Credit Saison Co., Ltd.(1)	6,902,159	116,189
Daiwa Securities Group Inc.(1)	13,137,131	57,876
Kao Corporation(1)	4,913,400	129,128
Mitsubishi UFJ Financial Group, Inc.(1)(5)	3,654,200	17,790
Mitsubishi UFJ Financial Group, Inc.(1)	12,494,306	60,826
NIFCO INC.(1)	867,600	22,968
SANKYO CO., LTD.(1)	1,555,738	80,405
SEINO HOLDINGS CO., LTD.(1)	2,540,800	18,289
Stanley Electric Co., Ltd.(1)	4,152,500	72,654

		600,601

NETHERLANDS - 6.8%
ING Groep N.V.(1)(2)	12,259,929	151,230
Koninklijke Ahold NV(1)	6,868,123	92,291
Koninklijke Philips Electronics N.V.(1)	4,397,298	112,853

		356,374

SWITZERLAND - 13.3%
Adecco SA(1)(2)	2,559,219	164,081
Nestle SA(1)	1,458,964	90,674
Novartis AG(1)	2,657,899	162,816
Panalpina Welttransport Holding AG(1)(2)	1,042,172	143,074
Pargesa Holding SA - Bearer Shares(1)	1,357,266	125,722
Tamedia AG(1)(2)	33,039	4,871

		691,238

THAILAND - 0.4%
Thai Beverage Public Company Limited(1)	89,567,744	20,073

UNITED KINGDOM - 22.8%
BAE Systems plc(1)	10,994,603	56,205
Carpetright PLC(1)	2,685,879	28,064
Compass Group PLC(1)	27,916,472	269,290
Diageo plc (1)	6,976,650	142,548
Experian PLC(1)	6,034,553	76,855
Lancashire Holdings Ltd(1)	4,321,848	45,262
Lloyds Banking Group plc(1)(2)	136,759,262	107,460
Qinetiq Group PLC(1)(2)(6)	60,959,193	118,094
Reed Elsevier PLC(1)	17,380,679	158,067
Savills Plc(1)(6)	9,711,154	60,941
Unilever PLC (DR)	3,907,949	126,578

		1,189,364

UNITED STATES - 16.3%
Accenture plc, Class A	1,956,102	118,188
Arch Capital Group Ltd.(2)(6)	5,549,423	177,138
Covidien plc	2,867,941	152,660
Signet Jewelers Ltd.(2)	3,867,020	181,015
TE Connectivity Ltd.	6,019,955	221,294

		850,295

Total common stocks (Cost $3,939,560)		4,801,831

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/30/11, due 7/1/11, maturity value $393,804(7) (Cost $393,804)	$393,804	$393,804

Total investments - 99.8% (Cost $4,333,364)		5,195,635

Other assets less liabilities - 0.2%		12,234

Total net assets - 100.0%(8)		$5,207,869

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $3,756,183 or 72.1% of total net assets.
(2)	Non-income producing security.
(3)	Non-voting shares.
(4)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note (G) in Notes to Form N-Q, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(5)

Security is restricted. Ryanair Holdings PLC was acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended. The shares of Ryanair Holdings PLC may be resold in transactions exempt from registration to qualified institutional buyers. The shares of Mitsubishi UFJ Financial Group, Inc., were acquired in a private placement and are freely tradeable outside the United States, where the Fund expects to trade them.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings PLC	9/17/08 - 6/30/11	$89,330	$106,241	2.0%
Mitsubishi UFJ Financial Group, Inc.	12/14/2009	$17,639	$17,790	0.4%

			$124,031	2.4%

(6)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(7)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$401,682

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

FOREIGN CURRENCY FORWARD CONTRACTS - JUNE 30, 2011

(Unaudited)

(dollar values in thousands)

Description	Counterparty	Transaction Type	Settlement Date	Cost on Origination Date	Value	Unrealized (Depreciation) Appreciation
Japanese Yen	State Street Bank and Trust Company	Sell	8/18/2011	$145,869	$147,634	$(1,765)
Japanese Yen	State Street Bank and Trust Company	Sell	8/18/2011	125,193	126,731	(1,538)
Japanese Yen	State Street Bank and Trust Company	Sell	8/18/2011	155,124	153,808	1,316

				$426,186	$428,173	$(1,987)

Unrealized (Depreciation) Appreciation on foreign currency forward contracts is included in Other assets less liabilities on the Schedule of Investments.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2011

(Unaudited)

(dollar values in thousands)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,187,985	22.8%
Consumer Staples	687,095	13.2
Energy	140,442	2.7
Financials	1,113,162	21.4
Healthcare	366,461	7.0
Industrials	795,692	15.3
Information Technology	382,839	7.3
Materials	128,155	2.5

Total common stocks	4,801,831	92.2
Short-term investments	393,804	7.6

Total investments	5,195,635	99.8
Other assets less liabilities	12,234	0.2

Total net assets	$5,207,869	100.0%

CURRENCY EXPOSURE - JUNE 30, 2011

(Unaudited)

(dollar values in thousands)

	Value	Percentage of Total Investments
British pound	$1,062,786	20.4%
Danish krone	61,327	1.2
Euro	1,238,672	23.8
Hong Kong dollar	99,276	1.9
Japanese yen	600,601	11.6
Singapore dollar	20,073	0.4
Swiss franc	691,238	13.3
U.S. dollar	1,421,662	27.4

Total investments	$5,195,635	100.0%

ARTISAN MID CAP FUND

Schedule of Investments - June 30, 2011

(Unaudited)

(dollar values in thousands)

	Shares Held	Value
COMMON STOCKS - 95.4%

CONSUMER DISCRETIONARY - 18.2%
Auto Components - 1.0%
BorgWarner Inc.(1)	726,714	$58,711

Automobiles - 0.3%
Tesla Motors, Inc.(1)	562,285	16,379

Distributors - 1.4%
LKQ Corporation(1)	3,300,570	86,112

Diversified Consumer Services - 0.3%
New Oriental Education & Technology Group, Inc. (DR)(1)(2)	166,600	18,613

Hotels, Restaurants & Leisure - 6.1%
Arcos Dorados Holdings Inc., Class A(2)	1,436,200	30,289
Chipotle Mexican Grill, Inc.(1)	246,624	76,007
Ctrip.com International, Ltd. (DR)(1)(2)	2,044,231	88,066
Starwood Hotels & Resorts Worldwide, Inc.	1,571,499	88,067
Wynn Resorts, Limited	618,623	88,797

		371,226

Internet & Catalog Retail - 0.6%
Netflix, Inc.(1)	131,367	34,509

Specialty Retail - 0.5%
CarMax, Inc.(1)	592,600	19,597
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	193,900	12,522

		32,119

Textiles, Apparel & Luxury Goods - 8.0%
Coach, Inc.	2,223,423	142,143
Fossil, Inc.(1)	1,609,235	189,439
lululemon athletica inc.(1)	545,008	60,943
Polo Ralph Lauren Corporation, Class A	744,122	98,678

		491,203

CONSUMER STAPLES - 0.7%
Food Products - 0.7%
Diamond Foods, Inc.	382,000	29,162
TreeHouse Foods, Inc.(1)	284,700	15,548

		44,710

ENERGY - 6.7%
Energy Equipment & Services - 6.7%
Cameron International Corporation(1)	3,244,049	163,143
Core Laboratories N.V.	891,010	99,383
Dresser-Rand Group Inc.(1)	2,725,427	146,492

		409,018

FINANCIALS - 6.2%
Capital Markets - 0.7%
Ares Capital Corporation	2,837,809	45,604

Commercial Banks - 1.7%
Comerica Incorporated	1,600,560	55,331
HDFC Bank Limited (DR)(2)	276,938	48,849

		104,180

Consumer Finance - 2.0%
Discover Financial Services	4,505,410	120,520

Diversified Financial Services - 1.8%
CME Group Inc., Class A	367,665	107,207

HEALTHCARE - 20.0%
Biotechnology - 4.5%
Alexion Pharmaceuticals, Inc.(1)	895,600	42,120
Cepheid(1)	1,775,300	61,496
Incyte Corporation(1)	1,813,582	34,349
Pharmasset, Inc.(1)	207,600	23,293
Regeneron Pharmaceuticals, Inc.(1)	2,041,613	115,780

		277,038

Health Care Equipment & Supplies - 3.3%
Edwards Lifesciences Corporation(1)	1,414,531	123,319
Intuitive Surgical, Inc.(1)	217,013	80,753

		204,072

Health Care Technology - 4.9%
athenahealth, Inc.(1)(3)	2,039,415	83,820
Cerner Corporation(1)	3,549,524	216,911

		300,731

Life Sciences Tools & Services - 4.9%
Agilent Technologies, Inc.(1)	4,157,115	212,470
Illumina, Inc.(1)	1,204,083	90,487

		302,957

Pharmaceuticals - 2.4%
Allergan, Inc.	1,777,896	148,010

INDUSTRIALS - 16.5%
Aerospace & Defense - 3.2%
Precision Castparts Corp.	1,194,296	196,641

Electrical Equipment - 5.4%
Cooper Industries plc	3,084,276	184,039
Roper Industries, Inc.	1,769,912	147,434

		331,473

Machinery - 4.8%
Gardner Denver, Inc.	1,876,534	157,723
PACCAR Inc	1,798,904	91,906
SPX Corporation	511,849	42,309

		291,938

Professional Services - 3.1%
IHS Inc.(1)	1,583,917	132,130
Verisk Analytics, Inc., Class A(1)	1,718,427	59,492

		191,622

INFORMATION TECHNOLOGY - 27.1%
Communications Equipment - 3.0%
JDS Uniphase Corporation(1)	2,281,000	38,001
Juniper Networks, Inc.(1)	4,579,185	144,244

		182,245

Computers & Peripherals - 1.5%
NetApp, Inc.(1)	1,713,037	90,414

Electronic Equipment & Instruments - 3.0%
IPG Photonics Corporation(1)	644,700	46,876
Trimble Navigation Limited(1)	3,099,365	122,859
Universal Display Corporation(1)	443,100	15,548

		185,283

Internet Software & Services - 1.9%
LinkedIn Corporation, Class A(1)	5,600	505
MercadoLibre, Inc.	934,963	74,180
OpenTable, Inc.(1)	527,466	43,843

		118,528

IT Services - 2.4%
Teradata Corporation(1)	2,444,004	147,129

Semiconductors & Semiconductor Equipment - 2.5%
ARM Holdings PLC (DR)(2)	2,694,925	76,617
Broadcom Corporation, Class A	1,698,376	57,133
Varian Semiconductor Equipment Associates, Inc.(1)	333,831	20,511

		154,261

Software - 12.8%
ANSYS, Inc.(1)	2,498,118	136,572
Autodesk, Inc.(1)	1,174,935	45,353
Blackboard Inc.(1)	1,282,705	55,657
Citrix Systems, Inc.(1)	1,940,218	155,217
Concur Technologies, Inc.(1)	705,165	35,308
Qlik Technologies Inc.(1)	1,680,300	57,231
Red Hat, Inc.(1)	2,008,941	92,210
salesforce.com, inc.(1)	535,911	79,840
VMware, Inc., Class A(1)	1,278,768	128,171

		785,559

Total common stocks (Cost $3,746,766)		5,848,012

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/30/11, due 7/1/11, maturity value $299,113(4) (Cost $299,113)	$299,113	$299,113

Total investments - 100.3% (Cost $4,045,879)		6,147,125

Other assets less liabilities - (0.3%)		(19,318)

Total net assets - 100.0%(5)		$6,127,807

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund‘s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Arcos Dorados Holdings Inc., Class A	Brazil	US dollar
ARM Holdings PLC (DR)	United Kingdom	US dollar
Ctrip.com International, Ltd. (DR)	China	US dollar
HDFC Bank Limited (DR)	India	US dollar
New Oriental Education & Technology Group, Inc. (DR)	China	US dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$305,100

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company‘s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

ARTISAN MID CAP VALUE FUND

Schedule of Investments - June 30, 2011

(Unaudited)

(dollar values in thousands)

	Shares Held	Value
COMMON STOCKS - 94.0%

CONSUMER DISCRETIONARY - 6.4%
Diversified Consumer Services - 1.8%
H&R Block, Inc.	8,102,800	$129,969

Household Durables - 1.1%
Mohawk Industries, Inc.(1)	1,331,900	79,901

Leisure Equipment & Products - 1.9%
Mattel, Inc.	5,117,500	140,680

Media - 1.6%
Omnicom Group Inc.	2,486,900	119,769

CONSUMER STAPLES - 5.4%
Food & Staples Retailing - 3.9%
The Kroger Co.	7,151,200	177,350
Sysco Corporation	3,426,400	106,835

		284,185

Food Products - 1.5%
Campbell Soup Company	3,117,500	107,710
H.J. Heinz Company	78,800	4,198

		111,908

ENERGY - 7.3%
Energy Equipment & Services - 1.5%
Ensco PLC (DR)(2)	2,067,674	110,207

Oil, Gas & Consumable Fuels - 5.8%
Cimarex Energy Co.	1,717,190	154,410
Range Resources Corporation	2,274,000	126,207
Southwestern Energy Company(1)	3,415,300	146,448

		427,065

FINANCIALS - 17.4%
Insurance - 15.4%
Alleghany Corporation(1)(3)	599,507	199,702
Allied World Assurance Company Holdings, Ltd	1,171,000	67,426
The Allstate Corporation	4,476,400	136,665
Aon Corporation	3,504,928	179,803
Arch Capital Group Ltd.(1)(3)	4,083,819	130,356
Fidelity National Financial, Inc.	9,953,481	156,668
The Progressive Corporation	7,350,100	157,145
W. R. Berkley Corporation	3,083,700	100,035

		1,127,800

Real Estate Investment Trusts (REITS) - 2.0%
Annaly Capital Management, Inc.	6,604,800	119,151
Hatteras Financial Corp.	1,062,600	29,997

		149,148

HEALTHCARE - 3.2%
Health Care Providers & Services - 3.2%
CIGNA Corporation	3,669,550	188,725
Quest Diagnostics Incorporated	718,400	42,457

		231,182

INDUSTRIALS - 19.1%
Aerospace & Defense - 4.8%
L-3 Communications Holdings, Inc.	1,895,200	165,735
Rockwell Collins, Inc.	1,225,153	75,580
Spirit AeroSystems Holdings, Inc., Class A(1)	5,046,100	111,014

		352,329

Commercial Services & Supplies - 1.0%
Cintas Corporation	2,124,700	70,179

Construction & Engineering - 1.9%
Jacobs Engineering Group Inc.(1)	3,172,200	137,198

Electrical Equipment - 1.9%
Hubbell Inc., Class B	2,125,000	138,019

Machinery - 1.2%
Flowserve Corporation	782,400	85,978

Professional Services - 7.1%
The Dun & Bradstreet Corporation	1,797,200	135,760
Equifax Inc.	4,178,000	145,060
ManpowerGroup	1,425,800	76,494
Towers Watson & Co., Class A	2,486,900	163,414

		520,728

Road & Rail - 1.2%
Ryder System, Inc.	1,503,200	85,457

INFORMATION TECHNOLOGY - 25.8%
Computers & Peripherals - 1.6%
Lexmark International, Inc.(1)(3)	4,113,200	120,352

Electronic Equipment & Instruments - 7.7%
Arrow Electronics, Inc.(1)(3)	4,808,000	199,532
Avnet, Inc.(1)	5,892,610	187,856
Ingram Micro Inc.(1)(3)	9,752,200	176,905

		564,293

Internet Software & Services - 1.2%
Open Text Corporation(1)(2)	1,411,500	90,364

IT Services - 7.5%
Broadridge Financial Solutions, Inc.	3,684,000	88,674
SAIC, Inc.(1)	8,820,200	148,356
Total System Services, Inc.	7,692,800	142,932
The Western Union Company	8,234,400	164,935

		544,897

Semiconductors & Semiconductor Equipment - 6.1%
Analog Devices, Inc.	3,457,600	135,330
Applied Materials, Inc.	9,821,300	127,775
National Semiconductor Corporation	7,373,900	181,472

		444,577

Software - 1.7%
SYNOPSYS, INC.(1)	4,839,300	124,418

UTILITIES - 9.4%
Electrical Utilities - 1.2%
Westar Energy, Inc.	3,143,000	84,578

Multi-Utilities - 6.2%
DTE Energy Company	1,557,500	77,906
OGE Energy Corp.	2,505,100	126,057
SCANA Corporation	2,818,500	110,964
Wisconsin Energy Corporation	666,900	20,907
Xcel Energy Inc.	4,962,700	120,594

		456,428

Water Utilities - 2.0%
American Water Works Company, Inc.	4,896,400	144,199

Total common stocks (Cost $5,594,513)		6,875,808

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/30/11, due 7/1/11, maturity value $416,378(4) (Cost $416,378)	$416,378	$416,378

Total investments - 99.7% (Cost $6,010,891)		7,292,186

Other assets less liabilities - 0.3%		18,844

Total net assets - 100.0%(5)		$7,311,030

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Funds Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Ensco PLC (DR)	United Kingdom	US dollar
Open Text Corporation	Canada	US dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (7) in Notes to Form N-Q.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$382,770
U.S. Treasury Note	3.625%	2/15/2021	41,935

			424,705

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

ARTISAN SMALL CAP FUND

Schedule of Investments - June 30, 2011

(Unaudited)

(dollar values in thousands)

	Shares Held	Value
COMMON STOCKS - 96.1%

CONSUMER DISCRETIONARY - 15.1%
Automobiles - 0.3%
Tesla Motors, Inc.(1)	33,200	$967

Distributors - 2.9%
LKQ Corporation(1)	401,800	10,483

Diversified Consumer Services - 2.2%
K12 Inc.(1)	235,700	7,811

Hotels, Restaurants & Leisure - 1.1%
BJ’s Restaurants, Inc.(1)	43,800	2,293
Home Inns & Hotels Management, Inc. (DR)(1)(2)	41,600	1,582

		3,875

Internet & Catalog Retail - 0.9%
HomeAway, Inc.(1)	39,400	1,525
MakeMyTrip Limited(1)(2)	73,700	1,806

		3,331

Media - 0.7%
ReachLocal, Inc.(1)	117,800	2,454

Specialty Retail - 4.2%
Monro Muffler Brake, Inc.	138,300	5,157
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	152,900	9,874

		15,031

Textiles, Apparel & Luxury Goods - 2.8%
Iconix Brand Group, Inc.(1)	235,000	5,687
Vera Bradley, Inc.(1)	44,100	1,685
The Warnaco Group, Inc.(1)	51,700	2,701

		10,073

CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 0.9%
The Fresh Market, Inc.(1)	86,700	3,354

Food Products - 2.4%
Diamond Foods, Inc.	44,200	3,374
TreeHouse Foods, Inc.(1)	96,500	5,270

		8,644

ENERGY - 3.2%
Energy Equipment & Services - 3.2%
Core Laboratories N.V.	53,700	5,990
Dril-Quip, Inc.(1)	77,800	5,277

		11,267

FINANCIALS - 5.1%
Capital Markets - 2.7%
Ares Capital Corporation	607,961	9,770

Commercial Banks - 2.4%
FirstMerit Corporation	259,100	4,278
MB Financial, Inc.	225,200	4,333

		8,611

HEALTHCARE - 19.8%
Biotechnology - 6.9%
Cepheid(1)	378,000	13,094
Incyte Corporation(1)	206,500	3,911
Regeneron Pharmaceuticals, Inc.(1)	134,500	7,628

		24,633

Health Care Equipment & Supplies - 7.3%
Align Technology, Inc.(1)	117,500	2,679
DexCom Inc.(1)	168,900	2,447
HeartWare International, Inc.(1)	48,100	3,563
Masimo Corporation	309,600	9,189
NxStage Medical, Inc.(1)	125,100	2,605
Thoratec Corporation(1)	111,300	3,653
ZOLL Medical Corporation(1)	30,300	1,717

		25,853

Health Care Providers & Services - 3.0%
HMS Holdings Corp.(1)	138,700	10,662

Health Care Technology - 2.3%
athenahealth, Inc.(1)(3)	199,500	8,199

Life Sciences Tools & Services - 0.3%
Pacific Biosciences of California, Inc.(1)	77,500	907

INDUSTRIALS - 23.0%
Aerospace & Defense - 4.0%
Hexcel Corporation(1)	390,100	8,539
The KEYW Holding Corporation(1)	143,100	1,773
MOOG INC., Class A(1)	92,100	4,008

		14,320

Electrical Equipment - 8.1%
Acuity Brands, Inc.	176,500	9,845
Regal Beloit Corporation	76,600	5,115
Thomas & Betts Corporation(1)	192,300	10,355
Woodward, Inc.	102,700	3,580

		28,895

Machinery - 8.1%
Chart Industries, Inc.(1)	18,100	977
IDEX Corporation	234,200	10,738
Robbins & Myers, Inc.	253,800	13,413
Titan International, Inc.	152,900	3,709

		28,837

Professional Services - 1.1%
RPX Corporation(1)	137,600	3,857

Road & Rail - 0.2%
Zipcar, Inc.(1)	41,000	837

Trading Companies & Distributors - 1.5%
Beacon Roofing Supply, Inc.(1)	235,300	5,370

INFORMATION TECHNOLOGY - 25.3%
Communications Equipment - 0.2%
Riverbed Technology, Inc.(1)	20,400	808

Computers & Peripherals - 0.5%
Stratasys, Inc.(1)	53,300	1,796

Electronic Equipment & Instruments - 2.7%
Aeroflex Holding Corp.(1)	244,600	4,439
Cognex Corporation	101,400	3,593
Universal Display Corporation(1)	43,700	1,533

		9,565

Internet Software & Services - 4.9%
LogMeIn, Inc.(1)	122,100	4,709
MercadoLibre, Inc.	59,100	4,689
OpenTable, Inc.(1)	44,400	3,691
Responsys, Inc.(1)	112,000	1,986
Travelzoo Inc.(1)	39,400	2,547

		17,622

Semiconductors & Semiconductor Equipment - 3.6%
Cavium Networks, Inc.(1)	42,000	1,831
Microsemi Corporation(1)	224,400	4,600
Varian Semiconductor Equipment Associates, Inc.(1)	105,200	6,463

		12,894

Software - 13.4%
ANSYS, Inc.(1)	119,200	6,517
Blackboard Inc.(1)	55,800	2,421
CommVault Systems, Inc.(1)	262,700	11,677
Concur Technologies, Inc.(1)	96,100	4,812
Informatica Corporation(1)	198,800	11,616
NetSuite Inc.(1)	118,900	4,661
OPNET Technologies, Inc.	22,400	917
Qlik Technologies Inc.(1)	148,300	5,051

		47,672

UTILITIES - 1.3%
Electrical Utilities - 1.3%
ITC Holdings Corp.	64,900	4,658

Total common stocks (Cost $225,079)		343,056

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/30/11, due 7/1/11, maturity value $14,860(4) (Cost $14,860)	$14,860	$14,860

Total investments - 100.2% (Cost $239,939)		357,916

Other assets less liabilities - (0.2%)		(864)

Total net assets - 100.0%(5)		$357,052

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Home Inns & Hotels Management, Inc. (DR)	China	US dollar
MakeMyTrip Limited	India	US dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$15,158

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments - June 30, 2011

(Unaudited)

(dollar values in thousands)

	Shares Held	Value
COMMON STOCKS - 94.5%

CONSUMER DISCRETIONARY - 10.2%
Diversified Consumer Services - 3.2%
Coinstar, Inc.(1)	334,500	$18,244
Matthews International Corporation	1,351,113	54,247
Regis Corporation	2,268,000	34,746

		107,237

Hotels, Restaurants & Leisure - 1.0%
Jack in the Box Inc.(1)	1,479,708	33,708

Household Durables - 0.5%
Universal Electronics Inc.(1)	631,500	15,952

Internet & Catalog Retail - 0.5%
PetMed Express, Inc.(2)	1,368,900	16,221

Media - 2.2%
Arbitron Inc.	434,300	17,950
DreamWorks Animation SKG, Inc., Class A(1)	868,000	17,447
Meredith Corporation	1,185,855	36,916

		72,313

Specialty Retail - 2.1%
Rent-A-Center, Inc.	2,261,362	69,107

Textiles, Apparel & Luxury Goods - 0.7%
Skechers U.S.A., Inc., Class A(1)	1,673,700	24,235

CONSUMER STAPLES - 2.4%
Food Products - 1.6%
Cal-Maine Foods, Inc.	1,145,400	36,607
Darling International Inc.(1)	886,700	15,695

		52,302

Tobacco - 0.8%
Universal Corporation	663,786	25,005

ENERGY - 10.7%
Energy Equipment & Services - 4.2%
Cal Dive International, Inc.(1)	2,809,579	16,801
GulfMark Offshore, Inc.(1)	621,400	27,460
Parker Drilling Company(1)	3,095,347	18,108
SEACOR Holdings Inc.	175,900	17,583
Superior Energy Services, Inc.(1)	677,225	25,152
Tidewater Inc.	628,100	33,798

		138,902

Oil, Gas & Consumable Fuels - 6.5%
Cloud Peak Energy Inc.(1)	2,150,700	45,810
Comstock Resources, Inc.(1)	1,915,790	55,156
Forest Oil Corporation(1)	1,668,890	44,576
Lone Pine Resources Inc.(1)(3)(4)	526,600	5,592
Penn Virginia Corporation(2)	2,298,900	30,368
World Fuel Services Corporation	931,900	33,483

		214,985

FINANCIALS - 6.7%
Diversified Financial Services - 1.1%
PICO Holdings, Inc.(1)(2)	1,278,690	37,082

Insurance - 3.0%
Allied World Assurance Company Holdings, Ltd	227,855	13,120
Alterra Capital Holdings Limited	895,175	19,962
Endurance Specialty Holdings Ltd.	697,823	28,841
Platinum Underwriters Holdings, Ltd.	1,134,500	37,711

		99,634

Real Estate Investment Trusts (REITS) - 2.6%
Hatteras Financial Corp.	1,812,500	51,167
Pebblebrook Hotel Trust	904,794	18,268
Potlatch Corporation	500,501	17,653

		87,088

HEALTHCARE - 2.4%
Biotechnology - 0.5%
Enzon Pharmaceuticals, Inc.(1)	1,575,300	15,832

Health Care Equipment & Supplies - 1.4%
CONMED Corporation(1)(2)	1,574,059	44,829

Life Sciences Tools & Services - 0.5%
ICON PLC (DR)(1)(3)	770,741	18,159

INDUSTRIALS - 24.0%
Aerospace & Defense - 1.9%
Spirit AeroSystems Holdings, Inc., Class A(1)	1,912,579	42,077
Teledyne Technologies Incorporated(1)	393,572	19,820

		61,897

Air Freight & Logistics - 0.8%
Atlas Air Worldwide Holdings, Inc.(1)	442,100	26,309

Airlines - 0.8%
Allegiant Travel Company(1)	342,100	16,934
Hawaiian Holdings, Inc.(1)	1,814,900	10,345

		27,279

Building Products - 0.9%
Quanex Building Products Corporation(2)	1,909,726	31,300

Commercial Services & Supplies - 3.4%
Quad/Graphics, Inc., Class A	801,700	31,154
Sykes Enterprises, Incorporated(1)(2)	2,939,194	63,281
Tetra Tech, Inc.(1)	881,900	19,843

		114,278

Construction & Engineering - 4.9%
Comfort Systems USA, Inc.(2)	2,698,526	28,631
EMCOR Group, Inc.(1)	2,180,462	63,909
Granite Construction Incorporated	1,420,662	34,849
ORION MARINE GROUP, INC.(1)(2)	1,851,400	17,422
Tutor Perini Corporation	868,200	16,652

		161,463

Electrical Equipment - 1.1%
Woodward, Inc.	1,038,233	36,193

Machinery - 2.7%
Astec Industries, Inc.(1)	977,981	36,166
Kaydon Corporation	409,300	15,275
Mueller Industries, Inc.	1,006,324	38,150

		89,591

Marine - 0.7%
Kirby Corporation(1)	429,202	24,323

Professional Services - 5.6%
CRA International, Inc.(1)(2)	661,700	17,925
FTI Consulting, Inc.(1)	1,818,665	69,000
School Specialty, Inc.(1)(2)	1,769,253	25,459
Towers Watson & Co., Class A	824,587	54,184
TrueBlue, Inc.(1)	1,309,688	18,964

		185,532

Road & Rail - 1.2%
Ryder System, Inc.	676,764	38,474

INFORMATION TECHNOLOGY - 23.3%
Computers & Peripherals - 3.8%
Diebold, Incorporated	1,924,866	59,690
Intermec, Inc.(1)	1,787,819	19,737
Lexmark International, Inc.(1)(2)	1,471,587	43,059
QLogic Corporation(1)	261,700	4,166

		126,652

Electronic Equipment & Instruments - 3.8%
Arrow Electronics, Inc.(1)	1,268,647	52,649
Benchmark Electronics, Inc.(1)	1,343,101	22,161
Orbotech, Ltd.(1)(3)	1,170,987	14,930
Power-One, Inc.(1)	3,083,600	24,977
RadiSys Corporation(1)(2)	1,553,897	11,328

		126,045

Internet Software & Services - 1.1%
EarthLink, Inc.	4,763,540	36,655

IT Services - 4.5%
CACI International Inc(1)	865,550	54,599
CoreLogic, Inc.(1)	948,400	15,848
Jack Henry and Associates, Inc.	578,820	17,370
ManTech International Corporation, Class A	978,168	43,450
SRA International, Inc., Class A(1)	567,253	17,539

		148,806

Semiconductors & Semiconductor Equipment - 3.8%
Intersil Corporation	3,204,600	41,179
Lattice Semiconductor Corporation(1)	2,286,900	14,911
LTX-Credence Corporation(1)	478,262	4,276
Rudolph Technologies, Inc.(1)	1,394,278	14,933
Ultra Clean Holdings, Inc.(1)	468,496	4,254
Ultratech, Inc.(1)(2)	1,521,753	46,231

		125,784

Software - 6.3%
Fair Isaac Corporation	255,668	7,721
Lawson Software, Inc.(1)	1,722,269	19,324
Manhattan Associates, Inc.(1)(2)	1,299,724	44,762
MicroStrategy Incorporated, Class A(1)	257,171	41,836
Progress Software Corporation(1)	1,800,323	43,442
Rosetta Stone Inc.(1)(2)	1,081,000	17,447
Websense, Inc.(1)	1,365,537	35,463

		209,995

MATERIALS - 5.3%
Chemicals - 5.0%
H.B. Fuller Company(2)	3,100,233	75,708
Minerals Technologies Inc.	503,800	33,397
Sensient Technologies Corporation	1,536,815	56,970

		166,075

Construction Materials - 0.3%
Eagle Materials Inc.	361,419	10,073

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
Atlantic Tele-Network, Inc.	667,700	25,613
Neutral Tandem, Inc.(1)(2)	1,850,400	32,234
Premiere Global Services, Inc.(1)	728,400	5,813

		63,660

UTILITIES - 7.6%
Electrical Utilities - 6.3%
ALLETE, Inc.	1,196,187	49,091
Cleco Corporation	1,861,271	64,865
IDACORP, Inc.	753,597	29,767
Portland General Electric Company	2,591,480	65,513

		209,236

Multi-Utilities - 1.3%
NorthWestern Corporation	752,148	24,904
Vectren Corporation	622,416	17,340

		42,244

Total common stocks (Cost $2,647,599)		3,134,455

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/30/11, due 7/1/11, maturity value $152,557(5) (Cost $152,557)	$152,557	$152,557

Total investments - 99.1% (Cost $2,800,156)		3,287,012

Other assets less liabilities - 0.9%		28,789

Total net assets - 100.0%(6)		$3,315,801

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(3)	The Fund considers the company to be from outside of the United States. See the Fund's Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
ICON PLC (DR)	Ireland	US dollar
Lone Pine Resources Inc.	Canada	US dollar
Orbotech, Ltd.	Israel	US dollar

(4)	Non-voting shares.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	4.500%	8/15/2039	155,611

(6)	Percentage for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company's legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

ARTISAN VALUE FUND (FORMERLY ARTISAN OPPORTUNISTIC VALUE FUND)

Schedule of Investments - June 30, 2011

(Unaudited)

(dollar values in thousands)

	Shares Held	Value
COMMON STOCKS - 96.0%

CONSUMER DISCRETIONARY - 6.6%
Diversified Consumer Services - 2.0%
H&R Block, Inc.	580,300	$9,308

Multiline Retail - 4.6%
Target Corporation	455,100	21,349

CONSUMER STAPLES - 12.7%
Food & Staples Retailing - 7.5%
Tesco plc (1) (2)	2,420,900	15,635
Wal-Mart Stores, Inc.	355,900	18,913

		34,548

Food Products - 5.2%
Nestle SA(1)(2)	151,700	9,428
Unilever PLC (DR)(2)	439,260	14,228

		23,656

ENERGY - 9.9%
Oil, Gas & Consumable Fuels - 9.9%
Apache Corporation	140,300	17,312
Chesapeake Energy Corporation	323,000	9,590
Cimarex Energy Co.	105,100	9,451
Exxon Mobil Corporation	111,200	9,049

		45,402

FINANCIALS - 23.7%
Capital Markets - 5.8%
The Bank of New York Mellon Corporation	673,200	17,247
The Goldman Sachs Group, Inc.	69,500	9,250

		26,497

Insurance - 16.7%
Aflac Incorporated	202,300	9,443
The Allstate Corporation	301,150	9,194
Arch Capital Group Ltd.(3)(4)	387,800	12,379
Berkshire Hathaway Inc., Class B(3)	132,930	10,287
The Chubb Corporation	225,700	14,131
Fidelity National Financial, Inc.	640,300	10,078
The Progressive Corporation	522,700	11,175

		76,687

Real Estate Investment Trusts (REITS) - 1.2%
Annaly Capital Management, Inc.	308,500	5,565

HEALTHCARE - 6.4%
Health Care Equipment & Supplies - 1.7%
Baxter International Inc.	132,100	7,885

Health Care Providers & Services - 3.2%
CIGNA Corporation	283,500	14,580

Pharmaceuticals - 1.5%
Pfizer Inc.	338,200	6,967

INDUSTRIALS - 4.0%
Aerospace & Defense - 2.0%
Lockheed Martin Corporation	111,900	9,061

Construction & Engineering - 2.0%
Jacobs Engineering Group Inc.(3)	214,000	9,256

INFORMATION TECHNOLOGY - 32.7%
Communications Equipment - 4.6%
Cisco Systems, Inc.	1,355,500	21,159

Computers & Peripherals - 9.5%
Apple Inc.(3)	78,420	26,323
Hewlett-Packard Company	479,100	17,439

		43,762

Electronic Equipment & Instruments - 3.5%
Ingram Micro Inc.(3)(4)	884,900	16,052

IT Services - 5.0%
Total System Services, Inc.	580,600	10,788
The Western Union Company	619,100	12,401

		23,189

Semiconductors & Semiconductor Equipment - 4.5%
Applied Materials, Inc.	540,400	7,031
Texas Instruments Incorporated	420,300	13,798

		20,829

Software - 5.6%
Microsoft Corporation	989,500	25,727

Total common stocks (Cost $409,161)		441,479

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/30/11, due 7/1/11, maturity value $14,247(5) (Cost $14,247)	$14,247	$14,247

Total investments - 99.1% (Cost $423,408)		455,726

Other assets less liabilities - 0.9%		3,988

Total net assets - 100.0%(6)		$459,714

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $25,063 or 5.5% of total net assets.
(2)	The Fund considers the company to be from outside of the United States. See the Fund‘s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Nestle SA	Switzerland	Swiss franc
Tesco plc	United Kingdom	British pound
Unilever PLC (DR)	United Kingdom	U.S. Dollar

(3)	Non-income producing security.
(4)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$14,534

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company‘s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

ARTISAN FUNDS

Notes to Form NQ – June 30, 2011 (Unaudited)

(A) Organization:

As of June 30, 2011, Artisan Funds is a series comprised of twelve open-end, diversified mutual funds (each a “Fund” and collectively the “Funds”):

Fund Name
Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”)
Artisan Global Equity Fund (“Global Equity Fund” or “Global Equity”)
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)
Artisan Growth Opportunities Fund (“Growth Opportunities Fund” or “Growth Opportunities”)
Artisan International Fund (“International Fund” or “International”)
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)
Artisan International Value Fund (“International Value Fund” or “International Value”)
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)
Artisan Value Fund (“Value Fund” or “Value”)

Effective July 1, 2011, Artisan Funds, Inc. changed its name to Artisan Partners Funds, Inc. but continues to do business as Artisan Funds. Artisan Growth Opportunities Fund changed its name from Artisan Opportunistic Growth Fund effective January 28, 2011. Artisan Value Fund changed its name from Artisan Opportunistic Value Fund effective December 1, 2010. Each Fund is managed by Artisan Partners Limited Partnership (the “Adviser”). Artisan Global Equity Fund is sub-advised by Artisan Partners UK LLP.

(B) Security valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange, including over-the-counter securities, was valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting agent or pricing vendor as the principal exchange (the “principal exchange”). The closing price provided by the pricing vendor for a principal exchange may differ and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information from the principal exchange as of the time of valuation, the security was valued using the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or the most recent bid quotation on the principal exchange or, if not available, another exchange or in the over-the-counter market. Short-term investments, other than repurchase agreements, maturing within sixty days from the valuation date were valued at amortized cost, which approximates market value.

Exchange traded option contracts were valued at the last sale or official closing price on the exchange where an option is principally traded or, if no sales or closing prices are available, at the mean of the most recent bid and ask quotation on the principal exchange.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price was considered to be not readily available if, among other things, the valuation committee believed that the price determined as described in the preceding paragraph did not reflect a fair value of the security.

Emerging Markets Fund, Global Equity Fund, Global Value Fund, International Fund, International Small Cap Fund and International Value Fund generally invested a significant portion, and perhaps as much as substantially all, of their total assets in securities principally traded in markets outside the U.S. Growth Opportunities Fund and Value Fund had the ability to invest, and did invest, in securities principally traded outside the U.S. The foreign markets in which the Funds invested were sometimes open on days when the NYSE was not open and the Funds did not calculate their NAVs, and sometimes were not open on days when the Funds did calculate their NAVs. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculate their NAVs. That was generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Funds calculated their NAVs.

The valuation committee concluded that a price determined under the Funds’ valuation procedures was not readily available if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in one or more U.S. securities indexes. Artisan Funds monitored for subsequent events using several tools. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by a third party research service. This third party research service was used to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

Estimates of fair values utilized by the Funds as described above may differ from the value realized on the subsequent sale of those securities and from quoted or published prices for those securities. The differences may have been material to the NAV of the applicable Fund or to the information presented.

Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices and political instability. The risks of foreign investments are typically greater in emerging and less developed markets.

(C) Fair Value Measurements:

Under generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks, etc. Securities trading primarily outside the U.S., whose value the Fund adjusted as result of significant market movements following the close of local trading, are classified as level 2.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of June 30, 2011 (in thousands):

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Emerging Markets
Equity Securities(1)
Developed Markets	$6,704	$21,859		$—	$28,563
Emerging Asia	17,639	413,920		—	431,559
Emerging Europe, Middle East & Africa	9,575	181,594		—	191,169
Latin America	250,588	—		—	250,588
Repurchase Agreements	—	30,707		—	30,707
Total	$284,506	$648,080	(2)	$—	$932,586
Global Equity
Equity Securities(1)
Americas	$4,697	$—		$—	4,697
Emerging Markets	707	815		—	1,522
Europe	—	6,117		—	6,117
Pacific Basin	—	1,864		—	1,864
Repurchase Agreements	—	390		—	390
Total Investments in Securities	5,404	9,186		—	14,590
Derivatives:
Foreign Currency Forward Contracts(3)	—	(2)		—	(2)
Total	$5,404	$9,184	(2)	$—	$14,588
Global Value
Equity and Equity-Linked Securities(1)
Americas	$34,480	$—		$—	$34,480
Europe	2,079	22,648		—	24,727
Pacific Basin	—	4,911		—	4,911
Repurchase Agreements	—	3,862		—	3,862
Total Investments in Securities	36,559	31,421		—	67,980
Derivatives:
Foreign Currency Forward Contracts(3)	—	(11)		—	(11)
Total	$36,559	$31,410	(2)	$—	$67,969
Growth Opportunities
Equity Securities(1)
Americas	$112,656	$—		$—	$112,656
Emerging Markets	18,985	4,503		—	23,488
Europe	8,572	19,153		—	27,725
Pacific Basin	—	5,686		—	5,686
Repurchase Agreements	—	10,280		—	10,280
Total Investments in Securities	140,213	39,622		—	179,835
Derivatives:
Foreign Currency Forward Contracts(3)	—	(10)		—	(10)
Total	$140,213	$39,612	(2)	$—	$179,825
International
Equity Securities(1)
Americas	$403,248	$—		$—	$403,248
Emerging Markets	416,293	561,153		—	977,446
Europe	—	4,987,882		—	4,987,882
Pacific Basin	31,459	3,104,325		—	3,135,784
Repurchase Agreements	—	557,597		—	557,597
Total	$851,000	$9,210,957	(2)	$—	$10,061,957
International Small Cap
Equity Securities(1)
Emerging Markets	$11,347	$171,144		$1,908	184,399
Europe	—	375,215		—	375,215
Pacific Basin	—	123,034		—	123,034
Repurchase Agreements	—	52,524		—	52,524
Total	$11,347	$721,917	(2)	$1,908	$735,172
International Value
Equity and Equity-Linked Securities(1)
Americas	$850,295	$—		$—	$850,295
Emerging Markets	—	20,073		—	20,073
Europe	177,563	3,054,024		—	3,231,587
Pacific Basin	—	699,876		—	699,876
Repurchase Agreements	—	393,804		—	393,804
Total Investments in Securities	1,027,858	4,167,777		—	5,195,635
Derivatives:
Foreign Currency Forward Contracts(3)	—	(1,987)		—	(1,987)
Total	$1,027,858	$4,165,790	(2)	$—	$5,193,648
Mid Cap
Equity Securities(1)	$5,848,012	$—		$—	$5,848,012
Repurchase Agreements	—	299,113		—	299,113
Total	$5,848,012	$299,113		$—	$6,147,125
Mid Cap Value
Equity Securities(1)	$6,875,808	$—		$—	$6,875,808
Repurchase Agreements	—	416,378		—	416,378
Total	$6,875,808	$416,378		$—	$7,292,186
Small Cap
Equity Securities(1)	$343,056	$—		$—	$343,056
Repurchase Agreements	—	$14,860		—	14,860
Total	$343,056	$14,860		$—	$357,916
Small Cap Value
Equity Securities(1)	$3,134,455	$—		$—	$3,134,455
Repurchase Agreements	—	152,557		—	152,557
Total	$3,134,455	$152,557		$—	$3,287,012
Value
Equity Securities(1)
Consumer Discretionary	$30,657	$—		$—	$30,657
Consumer Staples	33,141	25,063		—	58,204
Energy	45,402	—		—	45,402
Financials	108,749	—		—	108,749
Healthcare	29,432	—		—	29,432
Industrials	18,317	—		—	18,317
Information Technology	150,718	—		—	150,718
Repurchase Agreements	—	14,247		—	14,247
Total	$416,416	$39,310		$—	$455,726

(1)	See Fund’s Schedule of Investments for sector or country classifications.
(2)	Includes securities trading primarily outside the U.S. whose value the Fund adjusted as result of significant market movements following the close of local trading.
(3)	Derivative instruments are valued at unrealized depreciation.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. At June 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE which resulted in their Level 2 classification. The following table summarizes security transfers from Level 1 to Level 2 for each Fund as of June 30, 2011 (in thousands):

Transfers from Level 1 to Level 2
Emerging Markets	$471,953
Global Equity	6,174
Global Value	20,966
Growth Opportunities	15,461
International	6,395,707
International Small Cap	549,052
International Value	3,042,058

As of June 30, 2011, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determine fair value, is as follows (in thousands):

International Small Cap Fund (3)
Balance as of September 30, 2010	$—
Transfers into Level 3(4)	1,908

Balance as of June 30, 2011	$1,908

Net change in unrealized appreciation (depreciation) for investments held as of 6/30/10	$(13,216)

(3)	All Level 3 securities were equity securities with a regional classification of emerging markets.
(4)	Transferred from Level 1 to Level 3 because of lack of observable market data due to a halt in trading.

(D) Repurchase agreements:

Each Fund may enter into repurchase agreements with institutions that the Adviser determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would suffer a loss.

(E) Depositary receipts:

Each of the Funds may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(F) Foreign currency translation:

Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using a spot market rate of exchange on the date of such transactions.

The Funds may enter into foreign currency contracts to facilitate the purchase and sale of non-U.S. securities. These foreign currency contracts generally settle within three business days. The Funds also may enter into foreign currency forward contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. As of June 30, 2011, Global Equity, Global Value, Growth Opportunities, and International Value had outstanding foreign currency contracts, as shown on the Schedule of Investments, to hedge against foreign currency exchange rate risk on non-U.S. dollar denominated investment securities.

(G) Equity-linked participation certificates:

Emerging Markets Fund, Global Equity Fund, Global Value Fund, Growth Opportunities Fund, International Fund, International Small Cap Fund, International Value Fund, and Value Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are derivative securities which are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities, subject to the credit risk of the issuing financial institution.

(H) Investment transactions:

Security transactions were accounted for no later than one business day after trade date, in accordance with applicable regulations. However, for financial reporting purposes, security transactions were recorded on trade date in accordance with United States generally accepted accounting principles. The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the nine months ended June 30, 2011 were as follows (in thousands):

Fund	Security Purchases	Security Sales
Emerging Markets	$599,986	$180,261
Global Equity	15,710	13,880
Global Value	37,489	12,480
Growth Opportunities	142,556	62,901
International	4,902,474	6,005,229
International Small Cap	280,593	476,053
International Value	2,073,881	970,425
Mid Cap	2,401,858	2,587,897
Mid Cap Value	1,573,228	1,236,562
Small Cap	157,803	221,441
Small Cap Value	1,071,896	1,068,821
Value	336,530	200,371

(I) Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of June 30, 2011 were as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Emerging Markets	$898,001	$91,172	$(56,587)	$34,585
Global Equity	13,190	1,576	(176)	1,400
Global Value	57,922	10,978	(920)	10,058
Growth Opportunities	148,422	32,616	(1,203)	31,413
International	8,322,769	1,907,403	(168,215)	1,739,188
International Small Cap	558,040	199,150	(22,018)	177,132
International Value	4,418,860	830,597	(53,822)	776,775
Mid Cap	4,060,368	2,119,582	(32,825)	2,086,757
Mid Cap Value	6,041,824	1,296,365	(46,003)	1,250,362
Small Cap	244,825	115,151	(2,060)	113,091
Small Cap Value	2,810,605	576,616	(100,209)	476,407
Value	428,416	37,226	(9,916)	27,310

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

(J) Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the nine months ended June 30, 2011 (dollar values in thousands). The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940) during the nine months ended June 30, 2011.

Fund	Security	As of 9/30/10 Share Balance	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income(1)	As of 6/30/11 Share Balance	As of 6/30/11 Value
	Global Value
	Arch Capital Group Ltd.(2)	14,900	$843	$45	$3	$—	70,683	$2,256
	Signet Jewelers Ltd.(2)(3)	45,395	897	350	23	—	57,806	2,706
	Total(4)		$1,740	$395	$26	$—		$2,256
	International
	E-Commerce China Dangdang, Inc., Class A (DR)(3)(5)	—	$30,194	$30,194	$(4,123)	$—	—	$—
	Total(4)		$30,194	$30,194	$(4,123)	$—		$—
	International Value
	Aderans Co., Ltd.(5)	1,956,400	$6,267	$1,403	$(1)	$—	2,410,400	$24,476
	Arch Capital Group Ltd.(2)	1,543,774	37,178	8,881	666	—	5,549,423	177,138
	ICON PLC (DR)(2)(3)(5)	—	49,508	4,787	882	—	2,164,039	50,985
	Qinetiq Group PLC(2)	41,112,031	39,133	—	—	—	60,959,193	118,094
	Savills Plc	8,553,847	—	3,325	196	1,479	9,711,154	60,941
	Signet Jewelers Ltd.(2)(3)	4,397,187	18,494	35,945	2,012	—	3,867,020	181,015
	Total(4)		$150,580	$54,341	$3,755	$1,479		$380,649
	Mid Cap
	athenahealth, Inc.(2)	1,680,000	$18,599	$1,854	$266	$—	2,039,415	$83,820
	GSI Commerce, Inc.(3)(2)	3,010,400	4,912	77,506	7,374	—	—	—
	Total(4)		$23,511	$79,360	$7,640	$—		$83,820
	Mid Cap Value
	Acuity Brands, Inc.(3)	1,816,815	$—	$60,542	$41,750	$380	—	$—
	Alleghany Corporation(2)	560,601	9,171	—	—	—	599,507	199,701
	Arch Capital Group Ltd.(2)	1,667,173	3,675	24,249	6,918	—	4,083,819	130,356
	Arrow Electronics, Inc.(2)	4,584,000	9,408	—	—	—	4,808,000	199,533
	Hubbell Inc., Class B(3)(5)	2,635,900	1,371	25,856	11,990	2,766	2,125,000	138,019
	Ingram Micro Inc.(2)	8,219,600	28,572	—	—	—	9,752,200	176,905
	Lexmark International, Inc.(2)(5)	—	159,080	2,658	(356)	—	4,113,200	120,352
	Total(4)		$211,277	$113,305	$60,302	$3,146		$826,847
	Small Cap
	Acuity Brands, Inc.(3)(5)	94,000	$6,343	$2,006	$(27)	$56	176,500	$9,845
	athenahealth, Inc.(2)	210,300	1,623	1,735	101	—	199,500	8,199
	GSI Commerce, Inc.(3)	356,200	94	6,501	3,592	—	—	—
	Total(4)		$8,060	$10,242	$3,666	$56		$8,199
	Small Cap Value
	Actel Corporation(3)	2,060,954	$—	$25,259	$17,774	$—	—	$—
	Acuity Brands, Inc.(3)	552,899	—	20,508	10,844	66	—	—
	AMN Healthcare Services, Inc.(3)	1,772,616	—	27,832	(16,117)	—	—	—
	Arrow Electronics, Inc.(2)(3)	1,504,847	—	5,844	4,056	—	1,268,647	52,649
	Comfort Systems USA, Inc.	2,815,126	—	1,518	(122)	416	2,698,526	28,631
	CONMED Corporation(2)	1,574,059	—	—	—	—	1,574,059	44,829
	CRA International, Inc.(2)	625,800	893	—	—	—	661,700	17,925
	Cross Country Healthcare, Inc.(3)	1,693,026	—	23,929	11,455	—	—	—
	H.B. Fuller Company(5)	2,153,533	—	—	—	—	3,100,233	75,708
	ICON PLC (DR)(2)(3)(5)	—	16,408	—	—	—	770,741	18,159
	Lexmark International, Inc.(2)(5)	591,887	30,786	—	—	—	1,471,587	43,059
	Manhattan Associates, Inc.(2)	1,564,924	—	6,672	2,737	—	1,299,724	44,762
	Neutral Tandem, Inc.(2)(5)	—	28,015	—	—	—	1,850,400	32,234
	Orbotech, Ltd.(2)(3)	2,447,487	—	29,420	(13,114)	—	1,170,987	14,930
	ORION MARINE GROUP, INC.(2)(5)	1,059,900	9,625	—	—	—	1,851,400	17,422
	Penn Virginia Corporation(5)	694,800	24,275	—	—	324	2,298,900	30,368
	PetMed Express, Inc.(5)	—	22,550	—	—	326	1,368,900	16,221
	PICO Holdings, Inc.(2)(5)	1,105,390	4,798	—	—	—	1,278,690	37,082
	Quanex Building Products Corporation(5)	1,659,226	4,189	—	—	209	1,909,726	31,300
	RadiSys Corporation(2)	1,878,597	—	3,899	(1,422)	—	1,553,897	11,328
	Rosetta Stone Inc.(2)(5)	—	14,620	—	—	—	1,081,000	17,447
	Rudolph Technologies, Inc.(2)(3)	2,819,378	—	18,742	(2,119)	—	1,394,278	14,933
	School Specialty, Inc.(2)	1,769,253	—	—	—	—	1,769,253	25,459
	Sykes Enterprises, Incorporated(2)	2,548,994	7,755	—	—	—	2,939,194	63,281
	Ultra Clean Holdings, Inc.(2)(3)	1,558,796	—	13,093	(1,752)	—	468,496	4,254
	Ultratech, Inc.(2)	1,944,953	—	6,101	5,146	—	1,521,753	46,231
	Total(4)		$163,914	$182,817	$17,366	$1,341		$583,287
	Value
	Arch Capital Group Ltd.(2)	139,500	$3,901	$3,820	$749	$—	387,800	$12,379
	Ingram Micro Inc.(2)	540,200	6,665	—	—	—	884,900	16,052
	Total(4)		$10,566	$3,820	$749	$—		$28,433

(1)	Net of foreign taxes withheld, if any.
(2)	Non-income producing security.
(3)	Issuer was no longer an affiliate as of June 30, 2011.
(4)	Total value as of June 30, 2011 is presented for only those issuers that were affiliates as of June 30, 2011.
(5)	Issuer was not an affiliate as of September 30, 2010.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), are attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Eric. R. Colson
Eric R. Colson
Principal Executive Officer
Date:	August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	August 26, 2011

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Financial Officer

Date:	August 26, 2011